Schedule of Investments (unaudited)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.8%
Boeing Co. (The)(a)	608,557	$ 127,510,948
General Dynamics Corp.	203,710	59,414,058
General Electric Co.	508,638	130,918,335
Hexcel Corp.	32,769	1,851,121
Huntington Ingalls Industries, Inc.	31,429	7,588,846
L3Harris Technologies, Inc.	151,340	37,962,126
Lockheed Martin Corp.	168,348	77,968,693
Northrop Grumman Corp.	109,372	54,683,812
RTX Corp.	463,648	67,701,881
Textron, Inc.	146,544	11,766,018
		577,365,838
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	95,183	9,132,809
Expeditors International of Washington, Inc.	112,299	12,830,161
FedEx Corp.	178,513	40,577,790
GXO Logistics, Inc.(a)(b)	95,644	4,657,863
United Parcel Service, Inc., Class B	592,193	59,775,961
		126,974,584
Automobile Components — 0.1%
Aptiv PLC(a)	175,756	11,990,074
Autoliv, Inc.	57,874	6,476,100
Gentex Corp.	107,537	2,364,739
Goodyear Tire & Rubber Co. (The)(a)(b)	230,235	2,387,537
Lear Corp.	44,014	4,180,450
Visteon Corp.(a)	22,007	2,053,253
		29,452,153
Automobiles — 0.4%
Ford Motor Co.	3,155,295	34,234,951
General Motors Co.	776,042	38,189,027
Harley-Davidson, Inc.	92,546	2,184,085
Thor Industries, Inc.	42,981	3,817,143
		78,425,206
Banks — 6.0%
Associated Banc-Corp	133,338	3,252,114
Bank of America Corp.	5,294,535	250,537,396
Bank OZK	83,431	3,926,263
Cadence Bank	42,877	1,371,206
Citigroup, Inc.	1,508,627	128,414,330
Citizens Financial Group, Inc.	351,258	15,718,796
Columbia Banking System, Inc.	170,473	3,985,659
Comerica, Inc.	106,127	6,330,476
Commerce Bancshares, Inc.	44,236	2,750,152
Cullen/Frost Bankers, Inc.	16,187	2,080,677
Fifth Third Bancorp	541,376	22,266,795
First Financial Bankshares, Inc.	47,687	1,715,778
First Horizon Corp.	418,287	8,867,684
Flagstar Financial, Inc.	244,362	2,590,237
FNB Corp.	287,187	4,187,187
Glacier Bancorp, Inc.	51,671	2,225,987
Hancock Whitney Corp.	70,569	4,050,661
Home BancShares, Inc.	91,742	2,610,977
Huntington Bancshares, Inc.	1,177,244	19,730,609
International Bancshares Corp.	14,387	957,599
JPMorgan Chase & Co.	965,555	279,924,050
KeyCorp	801,547	13,962,949
M&T Bank Corp.	129,558	25,132,956
Old National Bancorp	262,218	5,595,732
Pinnacle Financial Partners, Inc.	22,834	2,521,102
PNC Financial Services Group, Inc. (The)	319,383	59,539,379
Security	Shares	Value
Banks (continued)
Prosperity Bancshares, Inc.	78,569	$ 5,518,687
Regions Financial Corp.	734,335	17,271,559
SouthState Corp.	79,198	7,288,592
Synovus Financial Corp.	59,432	3,075,606
Texas Capital Bancshares, Inc.(a)	37,931	3,011,721
Truist Financial Corp.	1,057,617	45,466,955
U.S. Bancorp	1,258,535	56,948,709
UMB Financial Corp.	25,058	2,635,099
United Bankshares, Inc.	114,933	4,187,009
Valley National Bancorp	387,771	3,462,795
Webster Financial Corp.	139,691	7,627,129
Wells Fargo & Co.	2,629,343	210,662,961
Wintrust Financial Corp.	25,399	3,148,968
Zions Bancorp N.A.	73,109	3,797,281
		1,248,349,822
Beverages — 2.2%
Boston Beer Co., Inc. (The), Class A, NVS(a)	6,962	1,328,419
Brown-Forman Corp., Class B, NVS	147,308	3,964,058
Celsius Holdings, Inc.(a)	45,424	2,107,219
Coca-Cola Co. (The)	3,129,826	221,435,190
Constellation Brands, Inc., Class A	124,269	20,216,081
Keurig Dr. Pepper, Inc.	1,096,221	36,241,066
Molson Coors Beverage Co., Class B	136,576	6,567,940
Monster Beverage Corp.(a)	318,809	19,970,196
PepsiCo, Inc.	1,108,218	146,329,105
		458,159,274
Biotechnology — 2.0%
AbbVie, Inc.	827,999	153,693,174
Amgen, Inc.	247,375	69,069,574
Biogen, Inc.(a)	118,717	14,909,668
BioMarin Pharmaceutical, Inc.(a)	152,587	8,387,708
Cytokinetics, Inc.(a)	47,493	1,569,169
Gilead Sciences, Inc.	1,003,991	111,312,482
Incyte Corp.(a)	51,529	3,509,125
Moderna, Inc.(a)(b)	272,182	7,509,501
Regeneron Pharmaceuticals, Inc.	83,818	44,004,450
		413,964,851
Broadline Retail — 3.4%
Amazon.com, Inc.(a)	3,206,417	703,455,826
eBay, Inc.	122,800	9,143,688
Macy’s, Inc.	223,302	2,603,701
Ollie’s Bargain Outlet Holdings, Inc.(a)(b)	20,136	2,653,522
		717,856,737
Building Products — 0.6%
A. O. Smith Corp.	95,161	6,239,707
Advanced Drainage Systems, Inc.	29,348	3,370,911
Allegion PLC	32,973	4,752,069
Builders FirstSource, Inc.(a)	44,163	5,153,380
Carrier Global Corp.	334,641	24,492,375
Fortune Brands Innovations, Inc.	99,231	5,108,412
Johnson Controls International PLC	531,883	56,177,482
Masco Corp.	99,639	6,412,766
Simpson Manufacturing Co., Inc.	11,344	1,761,837
Trex Co., Inc.(a)(b)	43,771	2,380,267
UFP Industries, Inc.	49,233	4,891,791
		120,740,997
Capital Markets — 5.1%
Affiliated Managers Group, Inc.	13,316	2,620,189
Bank of New York Mellon Corp. (The)	266,072	24,241,820
BlackRock, Inc.(c)	117,539	123,327,796

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Blackstone, Inc., Class A, NVS	589,648	$ 88,199,548
Carlyle Group, Inc. (The)	106,771	5,488,029
Cboe Global Markets, Inc.	83,766	19,535,069
Charles Schwab Corp. (The)	1,380,813	125,985,378
CME Group, Inc., Class A	291,612	80,374,099
Coinbase Global, Inc., Class A(a)	87,172	30,552,914
FactSet Research Systems, Inc.	16,891	7,555,006
Federated Hermes, Inc., Class B, NVS	25,298	1,121,207
Franklin Resources, Inc.	249,279	5,945,304
Goldman Sachs Group, Inc. (The)	247,966	175,497,937
Intercontinental Exchange, Inc.	222,441	40,811,250
Invesco Ltd.	361,010	5,693,128
Janus Henderson Group PLC	61,641	2,394,136
Jefferies Financial Group, Inc.	61,387	3,357,255
KKR & Co., Inc., Class A	306,252	40,740,704
MarketAxess Holdings, Inc.	30,390	6,787,303
Moody’s Corp.	60,252	30,221,801
Morgan Stanley	550,018	77,475,535
Nasdaq, Inc.	196,386	17,560,836
Northern Trust Corp.	157,535	19,973,863
Raymond James Financial, Inc.	55,972	8,584,426
S&P Global, Inc.	134,493	70,916,814
SEI Investments Co.	29,200	2,623,912
State Street Corp.	230,182	24,477,554
Stifel Financial Corp.	24,155	2,506,806
T Rowe Price Group, Inc.	179,258	17,298,397
		1,061,868,016
Chemicals — 2.2%
Air Products & Chemicals, Inc.	179,617	50,662,771
Albemarle Corp.	94,515	5,923,255
Ashland, Inc.	39,580	1,990,082
Avient Corp.	74,116	2,394,688
Axalta Coating Systems Ltd.(a)	79,001	2,345,540
Cabot Corp.	19,162	1,437,150
CF Industries Holdings, Inc.	130,787	12,032,404
Corteva, Inc.	551,907	41,133,629
Dow, Inc.	570,499	15,106,814
DuPont de Nemours, Inc.	338,893	23,244,671
Eastman Chemical Co.	93,377	6,971,527
Ecolab, Inc.	104,187	28,072,145
International Flavors & Fragrances, Inc.	205,621	15,123,425
Linde PLC	380,384	178,468,565
LyondellBasell Industries NV, Class A	209,014	12,093,550
Mosaic Co. (The)	256,507	9,357,375
NewMarket Corp.	3,376	2,332,343
Olin Corp.	92,515	1,858,626
PPG Industries, Inc.	183,215	20,840,706
RPM International, Inc.	44,697	4,909,518
Scotts Miracle-Gro Co. (The)	21,609	1,425,330
Sherwin-Williams Co. (The)	80,043	27,483,565
Westlake Corp.	27,776	2,109,032
		467,316,711
Commercial Services & Supplies — 0.2%
Brink’s Co. (The)	16,847	1,504,269
MSA Safety, Inc.	15,136	2,535,734
Rollins, Inc.	96,064	5,419,931
Veralto Corp.	103,701	10,468,616
Waste Management, Inc.	138,904	31,784,013
		51,712,563
Communications Equipment — 1.2%
Ciena Corp.(a)(b)	46,509	3,782,577
Security	Shares	Value
Communications Equipment (continued)
Cisco Systems, Inc.	3,214,416	$ 223,016,182
F5, Inc.(a)	25,335	7,456,597
Juniper Networks, Inc.	265,743	10,611,118
Lumentum Holdings, Inc.(a)	20,488	1,947,590
		246,814,064
Construction & Engineering — 0.1%
AECOM	50,915	5,746,267
API Group Corp.(a)	80,615	4,115,396
Fluor Corp.(a)	132,911	6,814,347
Valmont Industries, Inc.	4,409	1,439,847
		18,115,857
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	23,615	12,963,690
Vulcan Materials Co.	40,286	10,507,395
		23,471,085
Consumer Finance — 0.6%
Ally Financial, Inc.	224,979	8,762,932
Capital One Financial Corp.	517,228	110,045,429
FirstCash Holdings, Inc.	10,818	1,461,945
		120,270,306
Consumer Staples Distribution & Retail — 1.5%
Albertsons Cos., Inc., Class A	324,352	6,976,812
BJ’s Wholesale Club Holdings, Inc.(a)(b)	56,750	6,119,352
Casey’s General Stores, Inc.	9,128	4,657,745
Dollar General Corp.	176,727	20,214,034
Dollar Tree, Inc.(a)	159,444	15,791,334
Kroger Co. (The)	494,510	35,471,202
Maplebear, Inc.(a)(b)	70,280	3,179,467
Performance Food Group Co.(a)	125,399	10,968,651
Sysco Corp.	392,099	29,697,578
Target Corp.	367,501	36,253,974
U.S. Foods Holding Corp.(a)	187,076	14,406,723
Walgreens Boots Alliance, Inc.	576,959	6,623,489
Walmart, Inc.	1,152,691	112,710,126
		303,070,487
Containers & Packaging — 0.5%
Amcor PLC	1,849,395	16,995,940
AptarGroup, Inc.	25,229	3,946,573
Avery Dennison Corp.	63,101	11,072,333
Ball Corp.	223,942	12,560,907
Crown Holdings, Inc.	94,235	9,704,320
Graphic Packaging Holding Co.	148,220	3,122,995
Greif, Inc., Class A, NVS	21,195	1,377,463
International Paper Co.	426,239	19,960,772
Packaging Corp. of America	35,809	6,748,206
Silgan Holdings, Inc.	65,105	3,527,389
Smurfit WestRock PLC	396,955	17,128,608
Sonoco Products Co.	79,428	3,459,884
		109,605,390
Distributors — 0.1%
Genuine Parts Co.	111,776	13,559,546
LKQ Corp.	209,494	7,753,373
Pool Corp.	30,395	8,859,535
		30,172,454
Diversified Consumer Services — 0.0%
Graham Holdings Co., Class B	2,831	2,678,607
Service Corp. International	45,227	3,681,478
		6,360,085

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Diversified REITs — 0.1%
WP Carey, Inc.	176,246	$ 10,994,225
Diversified Telecommunication Services — 1.6%
AT&T Inc.	5,815,010	168,286,389
Frontier Communications Parent, Inc.(a)	177,778	6,471,119
Iridium Communications, Inc.	47,359	1,428,821
Verizon Communications, Inc.	3,407,680	147,450,314
		323,636,643
Electric Utilities — 2.3%
ALLETE, Inc.	45,671	2,926,141
Alliant Energy Corp.	206,292	12,474,477
American Electric Power Co., Inc.	431,599	44,782,712
Duke Energy Corp.	627,328	74,024,704
Edison International	310,337	16,013,389
Entergy Corp.	360,218	29,941,320
Evergy, Inc.	187,212	12,904,523
Eversource Energy	297,994	18,958,378
Exelon Corp.	814,796	35,378,442
FirstEnergy Corp.	416,381	16,763,499
IDACORP, Inc.	25,348	2,926,427
NextEra Energy, Inc.	548,302	38,063,125
OGE Energy Corp.	161,451	7,165,195
PG&E Corp.	1,783,153	24,857,153
Pinnacle West Capital Corp.	96,364	8,621,687
Portland General Electric Co.	89,623	3,641,383
PPL Corp.	283,191	9,597,343
Southern Co. (The)	889,343	81,668,368
TXNM Energy, Inc.	76,056	4,283,474
Xcel Energy, Inc.	465,497	31,700,346
		476,692,086
Electrical Equipment — 0.4%
AMETEK, Inc.	98,673	17,855,866
Emerson Electric Co.	145,135	19,350,850
EnerSys	31,573	2,708,016
Generac Holdings, Inc.(a)(b)	18,182	2,603,844
NEXTracker, Inc., Class A(a)	115,086	6,257,226
Regal Rexnord Corp.	53,385	7,738,690
Rockwell Automation, Inc.	91,173	30,284,935
Sensata Technologies Holding PLC	120,930	3,641,202
		90,440,629
Electronic Equipment, Instruments & Components — 1.0%
Arrow Electronics, Inc.(a)	42,472	5,412,207
Avnet, Inc.	70,545	3,744,528
CDW Corp.	107,055	19,118,952
Cognex Corp.	83,840	2,659,405
Corning, Inc.	623,445	32,786,972
Crane NXT Co.	24,102	1,299,098
Flex Ltd.(a)	308,600	15,405,312
IPG Photonics Corp.(a)(b)	21,204	1,455,655
Jabil, Inc.	86,648	18,897,929
Keysight Technologies, Inc.(a)	139,652	22,883,377
Littelfuse, Inc.	20,090	4,555,006
Novanta, Inc.(a)	11,783	1,519,182
Ralliant Corp.(a)	1	48
TD SYNNEX Corp.	59,591	8,086,499
TE Connectivity PLC	239,852	40,455,837
Teledyne Technologies, Inc.(a)	37,860	19,396,056
Trimble, Inc.(a)	110,307	8,381,126
Vontier Corp.	68,193	2,516,322
Zebra Technologies Corp., Class A(a)	22,858	7,048,493
		215,622,004
Security	Shares	Value
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A	799,890	$ 30,667,783
ChampionX Corp.	89,581	2,225,192
Halliburton Co.	699,651	14,258,887
NOV, Inc.	301,634	3,749,311
Schlumberger NV	1,097,882	37,108,411
Weatherford International PLC	29,615	1,489,931
		89,499,515
Entertainment — 1.2%
Electronic Arts, Inc.	110,518	17,649,725
Take-Two Interactive Software, Inc.(a)	136,509	33,151,211
Walt Disney Co. (The)	1,452,696	180,148,831
Warner Bros Discovery, Inc., Class A(a)(b)	1,817,098	20,823,943
Warner Music Group Corp., Class A	64,035	1,744,313
		253,518,023
Financial Services — 2.2%
Berkshire Hathaway, Inc., Class B(a)	755,635	367,064,814
Essent Group Ltd.	81,853	4,970,933
Euronet Worldwide, Inc.(a)(b)	13,998	1,419,117
Fidelity National Information Services, Inc.	424,064	34,523,050
Global Payments, Inc.	196,848	15,755,714
Jack Henry & Associates, Inc.	35,537	6,402,701
MGIC Investment Corp.	99,670	2,774,813
PayPal Holdings, Inc.(a)	259,049	19,252,522
Voya Financial, Inc.	36,922	2,621,462
Western Union Co. (The)	211,947	1,784,594
WEX, Inc.(a)(b)	8,441	1,239,898
		457,809,618
Food Products — 1.2%
Archer-Daniels-Midland Co.	388,126	20,485,290
Bunge Global SA	107,567	8,635,479
Conagra Brands, Inc.	384,149	7,863,530
Darling Ingredients, Inc.(a)	128,541	4,876,845
Flowers Foods, Inc.	161,062	2,573,771
General Mills, Inc.	443,076	22,955,768
Hershey Co. (The)	119,541	19,837,829
Hormel Foods Corp.	234,223	7,085,246
Ingredion, Inc.	29,991	4,067,379
J M Smucker Co. (The)	85,608	8,406,706
Kellanova	218,328	17,363,626
Kraft Heinz Co. (The)	701,882	18,122,593
Lamb Weston Holdings, Inc.	114,346	5,928,840
Marzetti Co. (The)	8,153	1,408,594
McCormick & Co., Inc., NVS	203,049	15,395,175
Mondelez International, Inc., Class A	1,045,058	70,478,711
Post Holdings, Inc.(a)	16,903	1,842,934
The Campbell’s Co.	158,863	4,869,151
Tyson Foods, Inc., Class A	229,388	12,831,965
		255,029,432
Gas Utilities — 0.2%
Atmos Energy Corp.	127,934	19,715,909
National Fuel Gas Co.	73,830	6,254,139
New Jersey Resources Corp.	80,214	3,595,192
ONE Gas, Inc.	48,428	3,480,036
Southwest Gas Holdings, Inc.	48,538	3,610,742
Spire, Inc.	46,654	3,405,275
UGI Corp.	172,481	6,281,758
		46,343,051
Ground Transportation — 1.1%
Avis Budget Group, Inc.(a)	13,351	2,256,986
CSX Corp.	818,790	26,717,118

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Ground Transportation (continued)
JB Hunt Transport Services, Inc.	64,530	$ 9,266,508
Knight-Swift Transportation Holdings, Inc.	131,125	5,799,659
Landstar System, Inc.	28,999	4,031,441
Norfolk Southern Corp.	181,944	46,572,206
Old Dominion Freight Line, Inc.	81,053	13,154,902
Ryder System, Inc.	16,185	2,573,415
Union Pacific Corp.	482,239	110,953,549
XPO, Inc.(a)(b)	47,726	6,027,316
		227,353,100
Health Care Equipment & Supplies — 2.8%
Abbott Laboratories	1,405,784	191,200,682
Align Technology, Inc.(a)	54,994	10,412,014
Baxter International, Inc.	410,459	12,428,699
Becton Dickinson & Co.	231,982	39,958,900
Cooper Cos., Inc. (The)(a)	161,593	11,498,958
DENTSPLY SIRONA, Inc.	159,991	2,540,657
Dexcom, Inc.(a)(b)	181,252	15,821,487
Edwards Lifesciences Corp.(a)	473,628	37,042,446
Envista Holdings Corp.(a)	138,544	2,707,150
GE HealthCare Technologies, Inc.	370,183	27,419,455
Haemonetics Corp.(a)	17,024	1,270,161
Hologic, Inc.(a)	180,857	11,784,642
IDEXX Laboratories, Inc.(a)(b)	64,916	34,817,047
LivaNova PLC(a)	25,910	1,166,468
Medtronic PLC	1,035,147	90,233,764
Penumbra, Inc.(a)	10,580	2,715,145
Solventum Corp.(a)	111,210	8,434,166
STERIS PLC	79,624	19,127,277
Stryker Corp.	130,475	51,619,824
Zimmer Biomet Holdings, Inc.	160,110	14,603,633
		586,802,575
Health Care Providers & Services — 3.5%
Acadia Healthcare Co., Inc.(a)	74,002	1,679,105
Amedisys, Inc.(a)	25,870	2,545,349
Cardinal Health, Inc.	192,648	32,364,864
Cencora, Inc.	139,730	41,898,041
Centene Corp.(a)	403,536	21,903,934
Chemed Corp.	6,484	3,157,254
Cigna Group (The)	215,628	71,282,304
CVS Health Corp.	1,022,121	70,505,907
Elevance Health, Inc.	182,360	70,930,746
Encompass Health Corp.	23,432	2,873,466
HCA Healthcare, Inc.	57,320	21,959,292
Henry Schein, Inc.(a)(b)	100,378	7,332,613
Humana, Inc.	97,531	23,844,379
Labcorp Holdings, Inc.	67,161	17,630,434
McKesson Corp.	101,089	74,075,997
Molina Healthcare, Inc.(a)	43,748	13,032,529
Option Care Health, Inc.(a)	135,745	4,408,998
Quest Diagnostics, Inc.	89,641	16,102,213
Tenet Healthcare Corp.(a)	29,843	5,252,368
UnitedHealth Group, Inc.	732,959	228,661,219
Universal Health Services, Inc., Class B	47,266	8,562,236
		740,003,248
Health Care REITs — 0.4%
Alexandria Real Estate Equities, Inc.	125,169	9,091,025
Healthcare Realty Trust, Inc.	285,557	4,528,934
Healthpeak Properties, Inc.	564,993	9,893,027
Omega Healthcare Investors, Inc.	141,933	5,201,844
Sabra Health Care REIT, Inc.	190,073	3,504,946
Security	Shares	Value
Health Care REITs (continued)
Ventas, Inc.	364,223	$ 23,000,683
Welltower, Inc.	230,642	35,456,595
		90,677,054
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc.	208,125	3,196,800
Park Hotels & Resorts, Inc.	91,684	937,927
		4,134,727
Hotels, Restaurants & Leisure — 1.5%
Aramark	212,164	8,883,307
Boyd Gaming Corp.	20,584	1,610,286
Caesars Entertainment, Inc.(a)(b)	169,629	4,815,767
Cava Group, Inc.(a)	14,414	1,214,091
Darden Restaurants, Inc.	53,896	11,747,711
Domino’s Pizza, Inc.	16,220	7,308,732
Marriott Vacations Worldwide Corp.	25,878	1,871,238
McDonald’s Corp.	577,838	168,826,929
MGM Resorts International(a)(b)	166,970	5,742,098
Starbucks Corp.	917,206	84,043,586
Vail Resorts, Inc.	14,072	2,211,133
Wendy’s Co. (The)	75,528	862,530
Yum! Brands, Inc.	132,776	19,674,748
		318,812,156
Household Durables — 0.4%
DR Horton, Inc.	223,157	28,769,400
KB Home	28,440	1,506,467
Lennar Corp., Class A	188,224	20,819,457
Mohawk Industries, Inc.(a)	42,210	4,425,296
NVR, Inc.(a)	889	6,565,852
Somnigroup International, Inc.	68,163	4,638,492
Taylor Morrison Home Corp., Class A(a)	82,619	5,074,459
Whirlpool Corp.	44,341	4,497,064
		76,296,487
Household Products — 1.9%
Church & Dwight Co., Inc.	198,253	19,054,096
Clorox Co. (The)	99,544	11,952,248
Colgate-Palmolive Co.	368,027	33,453,654
Kimberly-Clark Corp.	268,141	34,568,738
Procter & Gamble Co. (The)	1,894,364	301,810,072
		400,838,808
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The)	571,693	6,014,210
Ormat Technologies, Inc.	25,404	2,127,839
		8,142,049
Industrial Conglomerates — 0.9%
3M Co.	434,377	66,129,554
Honeywell International, Inc.	518,721	120,799,747
		186,929,301
Industrial REITs — 0.5%
EastGroup Properties, Inc.	22,186	3,707,724
First Industrial Realty Trust, Inc.	49,325	2,374,012
Prologis, Inc.	748,945	78,729,099
Rexford Industrial Realty, Inc.	190,569	6,778,540
STAG Industrial, Inc.	152,751	5,541,806
		97,131,181
Insurance — 2.9%
Aflac, Inc.	392,738	41,418,149
Allstate Corp. (The)	214,565	43,194,080
American Financial Group, Inc.	32,562	4,109,650
American International Group, Inc.	465,187	39,815,355

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Insurance (continued)
Aon PLC, Class A	85,021	$ 30,332,092
Arthur J. Gallagher & Co.	113,692	36,395,083
Assurant, Inc.	41,201	8,136,786
Brighthouse Financial, Inc.(a)	48,187	2,591,015
Chubb Ltd.	301,521	87,356,664
Cincinnati Financial Corp.	59,512	8,862,527
CNO Financial Group, Inc.	81,960	3,162,017
Everest Group Ltd.	34,613	11,763,228
Fidelity National Financial, Inc., Class A	209,463	11,742,496
First American Financial Corp.	82,889	5,088,556
Globe Life, Inc.	67,642	8,407,224
Hanover Insurance Group, Inc. (The)	29,062	4,936,762
Hartford Insurance Group, Inc. (The)	103,629	13,147,411
Kemper Corp.	48,453	3,127,157
Loews Corp.	142,387	13,051,192
Marsh & McLennan Cos., Inc.	223,657	48,900,366
MetLife, Inc.	455,143	36,602,600
Old Republic International Corp.	187,238	7,197,429
Principal Financial Group, Inc.	168,965	13,420,890
Prudential Financial, Inc.	286,028	30,730,848
Reinsurance Group of America, Inc.	53,957	10,702,911
Selective Insurance Group, Inc.	50,000	4,332,500
Travelers Cos., Inc. (The)	183,065	48,977,210
Unum Group	129,475	10,456,401
W R Berkley Corp.	109,567	8,049,888
Willis Towers Watson PLC	41,420	12,695,230
		608,703,717
Interactive Media & Services — 0.0%
Match Group, Inc.	202,696	6,261,279
ZoomInfo Technologies, Inc., Class A(a)	215,447	2,180,324
		8,441,603
IT Services — 1.1%
Accenture PLC, Class A	505,969	151,229,075
Akamai Technologies, Inc.(a)	120,399	9,603,024
ASGN, Inc.(a)(b)	35,834	1,789,192
Cognizant Technology Solutions Corp., Class A	399,402	31,165,338
EPAM Systems, Inc.(a)	45,461	8,038,414
Kyndryl Holdings, Inc.(a)	82,166	3,447,685
VeriSign, Inc.	65,434	18,897,339
		224,170,067
Leisure Products — 0.1%
Brunswick Corp.	52,291	2,888,555
Hasbro, Inc.	105,375	7,778,783
Mattel, Inc.(a)	268,476	5,294,347
Polaris, Inc.	43,011	1,748,397
YETI Holdings, Inc.(a)	42,147	1,328,473
		19,038,555
Life Sciences Tools & Services — 1.7%
Agilent Technologies, Inc.	230,879	27,246,031
Avantor, Inc.(a)	541,838	7,293,139
Bio-Rad Laboratories, Inc., Class A(a)(b)	15,602	3,765,075
Bio-Techne Corp.	128,059	6,588,635
Bruker Corp.	46,958	1,934,670
Charles River Laboratories International, Inc.(a)	39,643	6,015,032
Danaher Corp.	514,357	101,606,082
Illumina, Inc.(a)	61,326	5,851,114
IQVIA Holdings, Inc.(a)	132,658	20,905,574
Mettler-Toledo International, Inc.(a)	9,976	11,719,007
Repligen Corp.(a)	24,005	2,985,742
Revvity, Inc.(b)	95,144	9,202,328
Sotera Health Co.(a)	63,312	704,029
Security	Shares	Value
Life Sciences Tools & Services (continued)
Thermo Fisher Scientific, Inc.	305,194	$ 123,743,959
Waters Corp.(a)(b)	25,815	9,010,467
West Pharmaceutical Services, Inc.	58,546	12,809,865
		351,380,749
Machinery — 1.4%
AGCO Corp.	50,071	5,165,324
CNH Industrial NV	703,835	9,121,702
Crane Co.	17,923	3,403,398
Deere & Co.	114,007	57,971,419
Donaldson Co., Inc.	40,131	2,783,085
Dover Corp.	60,209	11,032,095
Flowserve Corp.	31,906	1,670,279
Fortive Corp.	274,476	14,308,434
Graco, Inc.	68,260	5,868,312
IDEX Corp.	61,293	10,761,212
Illinois Tool Works, Inc.	127,103	31,426,217
ITT, Inc.	19,185	3,008,784
Lincoln Electric Holdings, Inc.	19,053	3,950,068
Middleby Corp. (The)(a)(b)	42,895	6,176,880
Nordson Corp.	43,999	9,432,066
Oshkosh Corp.	52,977	6,015,009
Otis Worldwide Corp.	318,239	31,512,026
PACCAR, Inc.	191,133	18,169,103
Pentair PLC	46,899	4,814,651
Snap-on, Inc.	42,180	13,125,572
Stanley Black & Decker, Inc.	123,974	8,399,238
Terex Corp.	52,949	2,472,189
Timken Co. (The)	50,960	3,697,148
Toro Co. (The)	48,096	3,399,425
Watts Water Technologies, Inc., Class A	10,375	2,551,109
Xylem, Inc.	195,663	25,310,966
		295,545,711
Media — 1.0%
Charter Communications, Inc., Class A(a)(b)	77,038	31,493,905
Comcast Corp., Class A	3,011,837	107,492,462
EchoStar Corp., Class A(a)	49,654	1,375,416
Fox Corp., Class A, NVS	174,699	9,790,132
Fox Corp., Class B	105,753	5,460,027
Interpublic Group of Cos., Inc. (The)	300,921	7,366,546
New York Times Co. (The), Class A	59,056	3,305,955
News Corp., Class A, NVS	304,698	9,055,624
News Corp., Class B	90,073	3,090,405
Nexstar Media Group, Inc., Class A	23,408	4,048,414
Omnicom Group, Inc.	156,671	11,270,912
Paramount Global, Class B, NVS	478,161	6,168,277
		199,918,075
Metals & Mining — 0.8%
Alcoa Corp.	207,753	6,130,791
Cleveland-Cliffs, Inc.(a)	392,777	2,985,105
Commercial Metals Co.	93,227	4,559,733
Freeport-McMoRan, Inc.	1,159,164	50,249,759
Newmont Corp.	898,348	52,337,755
Nucor Corp.	186,249	24,126,696
Reliance, Inc.	42,452	13,325,683
Royal Gold, Inc.	29,492	5,244,857
Steel Dynamics, Inc.	111,437	14,265,050
		173,225,429

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Annaly Capital Management, Inc.	488,341	$ 9,190,578
Starwood Property Trust, Inc.	257,672	5,171,477
		14,362,055
Multi-Utilities — 1.2%
Ameren Corp.	217,524	20,891,005
Black Hills Corp.	57,562	3,229,228
CenterPoint Energy, Inc.	529,361	19,448,723
CMS Energy Corp.	242,627	16,809,199
Consolidated Edison, Inc.	290,777	29,179,472
Dominion Energy, Inc.	688,279	38,901,529
DTE Energy Co.	167,802	22,227,053
NiSource, Inc.	378,775	15,279,783
Northwestern Energy Group, Inc.	50,022	2,566,129
Public Service Enterprise Group, Inc.	214,637	18,068,143
Sempra	526,338	39,880,630
WEC Energy Group, Inc.	258,044	26,888,185
		253,369,079
Office REITs — 0.1%
BXP, Inc.	116,808	7,881,036
COPT Defense Properties	42,948	1,184,506
Cousins Properties, Inc.	134,264	4,031,948
Kilroy Realty Corp.	85,497	2,933,402
Vornado Realty Trust	36,069	1,379,278
		17,410,170
Oil, Gas & Consumable Fuels — 5.2%
Antero Midstream Corp.	136,498	2,586,637
Antero Resources Corp.(a)	235,858	9,500,360
APA Corp.	295,261	5,400,324
Chevron Corp.	1,312,377	187,919,263
Chord Energy Corp.	46,624	4,515,534
Civitas Resources, Inc.	70,214	1,932,289
ConocoPhillips	1,021,206	91,643,027
Coterra Energy, Inc.	615,978	15,633,522
Devon Energy Corp.	518,261	16,485,882
Diamondback Energy, Inc.	150,926	20,737,232
EOG Resources, Inc.	440,538	52,692,750
EQT Corp.	483,820	28,216,382
Expand Energy Corp.	174,781	20,438,890
Exxon Mobil Corp.	3,482,432	375,406,170
HF Sinclair Corp.	129,387	5,315,218
Kinder Morgan, Inc.	1,560,282	45,872,291
Marathon Petroleum Corp.	247,973	41,190,795
Matador Resources Co.	33,305	1,589,315
Murphy Oil Corp.	108,945	2,451,263
Occidental Petroleum Corp.	571,831	24,022,620
ONEOK, Inc.	222,303	18,146,594
Ovintiv, Inc.	211,756	8,057,316
PBF Energy, Inc., Class A	79,137	1,714,899
PetroCorp Escrow(a)(d)	190	—
Phillips 66	328,849	39,231,686
Range Resources Corp.	102,793	4,180,591
Valero Energy Corp.	252,798	33,981,107
Williams Cos., Inc. (The)	473,477	29,739,090
		1,088,601,047
Passenger Airlines — 0.1%
Southwest Airlines Co.	459,973	14,921,524
Personal Care Products — 0.3%
BellRing Brands, Inc.(a)	56,459	3,270,670
Coty, Inc., Class A(a)	308,671	1,435,320
Security	Shares	Value
Personal Care Products (continued)
Estee Lauder Cos., Inc. (The), Class A	187,805	$ 15,174,644
Kenvue, Inc.	1,549,569	32,432,479
		52,313,113
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co.	1,642,525	76,032,482
Jazz Pharmaceuticals PLC(a)(b)	50,177	5,324,783
Johnson & Johnson	1,944,080	296,958,220
Merck & Co., Inc.	2,029,335	160,642,159
Perrigo Co. PLC	109,716	2,931,612
Pfizer, Inc.	4,597,227	111,436,782
Viatris, Inc.	959,345	8,566,951
Zoetis, Inc., Class A	359,877	56,122,818
		718,015,807
Professional Services — 0.8%
Automatic Data Processing, Inc.	140,937	43,464,971
Broadridge Financial Solutions, Inc.	52,640	12,793,099
CACI International, Inc., Class A(a)	7,304	3,481,817
Concentrix Corp.	37,998	2,008,384
Equifax, Inc.	100,359	26,030,114
Exponent, Inc.	16,879	1,261,030
FTI Consulting, Inc.(a)(b)	27,804	4,490,346
Genpact Ltd.	61,876	2,723,163
Insperity, Inc.	28,087	1,688,590
Jacobs Solutions, Inc.	98,378	12,931,788
KBR, Inc.	62,223	2,982,971
Leidos Holdings, Inc.	50,215	7,921,918
ManpowerGroup, Inc.	38,082	1,538,513
Maximus, Inc.	45,032	3,161,246
Paychex, Inc.	136,961	19,922,347
Science Applications International Corp.	39,450	4,442,465
Verisk Analytics, Inc.	63,484	19,775,266
		170,618,028
Real Estate Management & Development — 0.2%
CoStar Group, Inc.(a)(b)	341,750	27,476,700
Jones Lang LaSalle, Inc.(a)	17,923	4,584,345
		32,061,045
Residential REITs — 0.4%
American Homes 4 Rent, Class A	160,981	5,806,585
AvalonBay Communities, Inc.	64,216	13,067,956
Camden Property Trust	42,198	4,755,293
Equity LifeStyle Properties, Inc.	77,588	4,784,852
Equity Residential	277,653	18,738,801
Essex Property Trust, Inc.	26,864	7,613,257
Independence Realty Trust, Inc.	73,401	1,298,464
Invitation Homes, Inc.	458,590	15,041,752
Mid-America Apartment Communities, Inc.	55,602	8,229,652
UDR, Inc.	132,791	5,421,856
		84,758,468
Retail REITs — 0.4%
Agree Realty Corp.	52,110	3,807,157
Brixmor Property Group, Inc.	110,177	2,869,009
Federal Realty Investment Trust	61,410	5,833,336
Kimco Realty Corp.	542,121	11,395,383
Kite Realty Group Trust	101,603	2,301,308
NNN REIT, Inc.	152,877	6,601,229
Realty Income Corp.	728,837	41,988,299
Regency Centers Corp.	131,257	9,349,436
		84,145,157
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.(a)	1,310,090	185,901,771

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Allegro MicroSystems, Inc.(a)(b)	67,035	$ 2,291,927
Amkor Technology, Inc.	92,256	1,936,453
Analog Devices, Inc.	400,309	95,281,548
Applied Materials, Inc.	380,324	69,625,915
Cirrus Logic, Inc.(a)	16,892	1,761,075
Enphase Energy, Inc.(a)(b)	108,626	4,307,021
Entegris, Inc.	58,303	4,702,137
First Solar, Inc.(a)(b)	40,451	6,696,259
Intel Corp.	3,520,554	78,860,410
Lam Research Corp.	1,033,851	100,635,056
Lattice Semiconductor Corp.(a)(b)	56,445	2,765,241
Microchip Technology, Inc.	434,184	30,553,528
Micron Technology, Inc.	901,998	111,171,253
MKS, Inc.	32,107	3,190,152
NXP Semiconductors NV	122,390	26,740,991
ON Semiconductor Corp.(a)(b)	337,543	17,690,629
Onto Innovation, Inc.(a)	17,409	1,757,090
Power Integrations, Inc.	29,395	1,643,181
QUALCOMM, Inc.	886,869	141,242,757
Silicon Laboratories, Inc.(a)	14,412	2,123,752
Skyworks Solutions, Inc.	121,181	9,030,408
Synaptics, Inc.(a)	31,853	2,064,711
Teradyne, Inc.	131,168	11,794,627
Texas Instruments, Inc.	734,247	152,444,362
Universal Display Corp.	19,035	2,940,146
		1,069,152,400
Software — 8.1%
Adobe, Inc.(a)	199,522	77,191,071
ANSYS, Inc.(a)	39,482	13,866,868
BILL Holdings, Inc.(a)	76,311	3,530,147
Blackbaud, Inc.(a)	15,014	964,049
Cadence Design Systems, Inc.(a)	99,014	30,511,164
Dolby Laboratories, Inc., Class A	50,148	3,723,991
Dropbox, Inc., Class A(a)	61,782	1,766,965
Gen Digital, Inc.	184,245	5,416,803
Microsoft Corp.	2,882,598	1,433,833,071
PTC, Inc.(a)	51,746	8,917,906
Qualys, Inc.(a)	12,378	1,768,445
Roper Technologies, Inc.	86,775	49,187,541
Synopsys, Inc.(a)(b)	59,822	30,669,543
Workday, Inc., Class A(a)	92,671	22,241,040
		1,683,588,604
Specialized REITs — 1.4%
American Tower Corp.	378,794	83,721,050
Crown Castle, Inc.	351,466	36,106,102
CubeSmart	83,661	3,555,593
Digital Realty Trust, Inc.	256,192	44,661,951
EPR Properties	62,330	3,631,346
Equinix, Inc.	41,835	33,278,488
Extra Space Storage, Inc.	93,839	13,835,622
Gaming & Leisure Properties, Inc.	125,668	5,866,182
Lamar Advertising Co., Class A	26,154	3,174,049
PotlatchDeltic Corp.	58,363	2,239,388
Rayonier, Inc.	115,227	2,555,735
SBA Communications Corp., Class A	86,979	20,426,148
VICI Properties, Inc.	852,867	27,803,464
Weyerhaeuser Co.	584,863	15,025,131
		295,880,249
Specialty Retail — 2.1%
AutoNation, Inc.(a)	21,142	4,199,858
Bath & Body Works, Inc.	85,519	2,562,149
Security	Shares	Value
Specialty Retail (continued)
Best Buy Co., Inc.	157,101	$ 10,546,190
CarMax, Inc.(a)(b)	124,486	8,366,704
Dick’s Sporting Goods, Inc.	18,570	3,673,332
Five Below, Inc.(a)	44,111	5,786,481
Floor & Decor Holdings, Inc., Class A(a)	37,836	2,874,023
GameStop Corp., Class A(a)(b)	182,854	4,459,809
Gap, Inc. (The)	178,330	3,889,377
Home Depot, Inc. (The)	449,808	164,917,605
Lithia Motors, Inc., Class A	21,453	7,247,252
Lowe’s Cos., Inc.	451,752	100,230,216
Penske Automotive Group, Inc.	15,088	2,592,269
RH(a)(b)	5,943	1,123,286
Ross Stores, Inc.	265,496	33,871,980
TJX Cos., Inc. (The)	369,703	45,654,624
Tractor Supply Co.	197,597	10,427,194
Ulta Beauty, Inc.(a)	36,435	17,045,022
		429,467,371
Technology Hardware, Storage & Peripherals — 6.9%
Apple Inc.	6,516,710	1,337,033,391
Dell Technologies, Inc., Class C	128,162	15,712,661
Hewlett Packard Enterprise Co.	1,058,602	21,648,411
HP, Inc.	764,222	18,692,870
NetApp, Inc.	87,558	9,329,305
Seagate Technology Holdings PLC	171,311	24,725,317
Western Digital Corp.	282,669	18,087,989
		1,445,229,944
Textiles, Apparel & Luxury Goods — 0.5%
Capri Holdings Ltd.(a)(b)	94,297	1,669,057
Columbia Sportswear Co.	25,426	1,553,020
Lululemon Athletica, Inc.(a)	48,964	11,632,867
NIKE, Inc., Class B	951,894	67,622,550
PVH Corp.	38,750	2,658,250
Skechers U.S.A., Inc., Class A(a)	105,276	6,642,915
Under Armour, Inc., Class A(a)	146,314	999,325
Under Armour, Inc., Class C, NVS(a)	112,142	727,801
VF Corp.	266,873	3,135,758
		96,641,543
Tobacco — 0.7%
Altria Group, Inc.	734,970	43,091,291
Philip Morris International, Inc.	579,044	105,461,284
		148,552,575
Trading Companies & Distributors — 0.2%
Core & Main, Inc., Class A(a)	58,953	3,557,813
Fastenal Co.	397,398	16,690,716
GATX Corp.	10,891	1,672,422
MSC Industrial Direct Co., Inc., Class A	34,880	2,965,498
Watsco, Inc.	10,824	4,780,095
WESCO International, Inc.	35,860	6,641,272
		36,307,816
Water Utilities — 0.1%
American Water Works Co., Inc.	157,094	21,853,347
Essential Utilities, Inc.	210,452	7,816,187
		29,669,534
Wireless Telecommunication Services — 0.2%
T-Mobile U.S., Inc.	181,648	43,279,452
Total Long-Term Investments — 99.8% (Cost: $19,180,799,232)		20,855,541,279

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.47%(c)(e)(f)	92,145,004	$ 92,181,862
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(e)	22,916,339	22,916,339
Total Short-Term Securities — 0.5% (Cost: $115,068,140)		115,098,201
Total Investments — 100.3% (Cost: $19,295,867,372)		20,970,639,480
Liabilities in Excess of Other Assets — (0.3)%		(66,549,495)
Net Assets — 100.0%		$ 20,904,089,985

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/25	Shares Held at 06/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 112,890,025	$ —	$ (20,699,247)(a)	$ (7,477)	$ (1,439)	$ 92,181,862	92,145,004	$ 44,870 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	41,277,756	—	(18,361,417)(a)	—	—	22,916,339	22,916,339	394,176	—
BlackRock, Inc.	110,132,413	4,179,554	(3,082,675)	605,013	11,493,491	123,327,796	117,539	604,912	—
				$ 597,536	$ 11,492,052	$ 238,425,997		$ 1,043,958	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)
June 30, 2025
iShares® Core S&P  U.S. Value ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	28	09/19/25	$ 2,306	$ (4,418)
Russell 1000 Value E-Mini Index	461	09/19/25	44,369	628,812
				$ 624,394
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 20,855,541,279	$ —	$ —	$ 20,855,541,279
Short-Term Securities
Money Market Funds	115,098,201	—	—	115,098,201
	$ 20,970,639,480	$ —	$ —	$ 20,970,639,480
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 628,812	$ —	$ —	$ 628,812
Liabilities
Equity Contracts	(4,418)	—	—	(4,418)
	$ 624,394	$ —	$ —	$ 624,394

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust